Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Leases
Leases

4. Leases

The Company’s leases are primarily comprised of real estate leases for the use of office space, with certain lease arrangements that contain equipment. The Company determines whether an arrangement contains a lease at inception. Lease assets and liabilities are recognized upon commencement of the lease based on the present value of the future minimum lease payments over the lease term. The lease term includes options to extend the lease when it is reasonably certain that the Company will exercise that option. Substantially all of the leases are long-term operating leases for facilities with fixed payment terms between 1.5 and 12.8 years.

The table below presents supplemental information related to operating leases:

Six Months Ended June 30, 2021
Operating cash flows for operating leases	$1,938,629
Noncash lease liabilities arising from obtaining operating leased assets during the period	$-
Weighted-average remaining lease term	10.80
Weighted-average discount rate	13.59%

The Company generally utilizes its incremental borrowing rate based on information available at the commencement of the lease in determining the present value of future payments since the implicit rate for most of the Company’s leases is not readily determinable.

Variable lease expense includes rental increases that are not fixed, such as those based on amounts paid to the lessor based on cost or consumption, such as maintenance and utilities.

Operating lease costs recognized for the three months ended June 30, 2021 and 2020 were $906,838 and $1,062,181, respectively. Operating lease costs recognized for the six months ended June 30, 2021 and 2020 were $1,815,303 and $2,100,085, respectively.

Maturities of operating lease liabilities as of June 30, 2021 are summarized as follows:

Years Ending December 31,
2021 (remaining six months of the year)	$1,866,224
2022	3,525,158
2023	3,528,696
2024	3,526,406
2025	3,740,591
Thereafter	23,822,981
Minimum lease payments	40,010,056
Less imputed interest	(19,559,730)
Present value of operating lease liabilities	$20,450,326
Current portion of operating lease liabilities	$953,635
Long-term portion of operating lease liabilities	19,496,691
Total operating lease liabilities	$20,450,326

7. Leases

The Company adopted the comprehensive new lease accounting standard effective January 1, 2019 using the modified retrospective transition method. The Company elected the package of practical expedients under the new lease standards, which includes (i) not reassessing whether any expired or existing contracts are or contain a lease, (ii) not reassessing lease classification for any expired or existing leases, (iii) not reassessing initial direct costs for any existing leases, and (iv) account for a lease and non-lease component as a single component for certain classes of assets. The Company will not adopt the practical expedient to use hindsight in determining the lease term. Adoption of the new standard resulted in recording operating lease right-of-use assets and operating lease liabilities of on the consolidated balance sheets. The adoption of the standard was immaterial and did not result in an impact as of January 1, 2019. The standard did not have a material impact on the consolidated statements of operations or consolidated statements of cash flows.

The Company’s leases are primarily comprised of real estate leases for the use of office space, with certain lease arrangements that contain equipment. The Company determines whether an arrangement contains a lease at inception. Lease assets and liabilities are recognized upon commencement of the lease based on the present value of the future minimum lease payments over the lease term. The lease term includes options to extend the lease when it is reasonably certain that the Company will exercise that option. Substantially all of the leases are long-term operating leases for facilities with fixed payment terms between 1.5 and 12.8 years, which expire at various dates through 2032.

The table below presents supplemental information related to operating leases:

	Year Ended December 31,
	2020	2019
Operating lease costs during the year	$4,054,423	$1,112,362
Cash payments included in the measurement of operating lease liabilities during the year	$3,188,986	$1,212,800
Operating lease liabilities arising from obtaining lease right-of-use assets during the year	$16,617,790	$3,853,500
Weighted-average remaining lease term (in years) as of year-end	11.25	5.03
Weighted-average discount rate during the year	13.57%	9.85%

As most of the Company’s leases do not provide an implicit rate, the Company is required to use its incremental borrowing rate. The Company uses an incremental borrowing rate based on the information available at the lease commencement date to determine present value of lease payments. The incremental borrowing rate used is the rate the Company would have to borrow on a collateralized basis over a similar term an amount equal to the lease payments in a similar economic environment.

On February 7, 2020, under the terms of the first amendment to the 12% Amended Senior Secured Notes (as further amended and described in Note 19), BRF Finance Co., LLC (“BRF Finance”), an affiliated entity of B. Riley, issued a letter of credit for $3,024,232 to one of the Company’s landlords. In the event BRF Finance is required to make a draw on the letter of credit, the amount paid will automatically be added to principal of the outstanding notes. As of December 31, 2020 and 2019, security deposits under letters of credit or cash deposited with banks under the terms of the lease arrangements were $185,606 and $160,910, respectively, reflected within other assets on the consolidated balance sheets.

Maturity of Lease Liabilities

The present value of the Company’s operating leases consisted of the following as of December 31, 2020:

Year Ending December 31,
2021	$3,804,853
2022	3,525,158
2023	3,528,696
2024	3,526,406
2025	3,740,591
Thereafter	23,822,981
Minimum lease payments	41,948,685
Less imputed interest	(21,002,931)
Present value of operating lease liabilities	$20,945,754
Current portion of operating lease liabilities	$1,059,671
Long-term portion of operating lease liabilities	19,886,083
Total operating lease liabilities	$20,945,754